Premises, equipment and computer software (Tables)	12 Months Ended
Dec. 31, 2016
Property, Plant and Equipment [Abstract]
Schedule of premise, equipment, and computer software

	31 December 2016			31 December 2015
Category	Cost	Accumulated depreciation	Net carrying value	Cost	Accumulated depreciation	Net carrying value
Land	9,008	—	9,008	9,008	—	9,008
Buildings	137,110	(58,606)	78,504	135,684	(55,030)	80,654
Equipment	28,837	(25,637)	3,200	31,108	(27,620)	3,488
Computer hardware and software in use	170,138	(98,452)	71,686	174,162	(88,582)	85,580
Computer software in development	5,375	—	5,375	4,648	—	4,648
Total	350,468	(182,695)	167,773	354,610	(171,232)	183,378

	Year ended
Depreciation charged to operating expenses	31 December 2016	31 December 2015	31 December 2014
Buildings (included in Property expense)	4,058	4,183	4,434
Equipment (included in Property expense)	1,462	1,605	1,728
Computer hardware and software (included in Technology and communication expense)	18,757	19,076	18,588
Total depreciation charged to operating expenses	24,277	24,864	24,750
Impairment of buildings' carrying value (included in Impairment of fixed assets)	—	—	1,986